Other Intangible Assets - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intellectual property acquired from third parties	€ 2,952,000	€ 4,000,000
Amortization	43,881,000	27,562,000	6,100,000
Impairment charges	0	0	0
In-process R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived other intangible assets	139,426,000	139,426,000
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property acquired from third parties	2,952,000	4,000,000
Amortization	2,649,000	2,135,000
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	41,900,000	27,000,000	6,000,000
Research and Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 2,000,000	€ 600,000	€ 100,000